Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Income and Share Data Used in the Basic and Diluted EPS Calculations

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	Years ended December 31,
(in thousands)	2020	2019	2018
Gain (loss) attributable to ordinary equity holders of the parent for basic earnings	€15,198	€(179,056)	€(48,019)

Weighted average number of ordinary shares for basic EPS	235,442	211,499	190,710
Effects of dilution from share options	13,085	-	-
Weighted average number of ordinary shares adjusted for the effect of dilution	248,527	211,499	190,710

Earnings per share
in EUR
Basic and diluted, profit / (loss) for the period attributable to ordinary equity holders of the parent*	€0.06	€(0.85)	€(0.25)